Commitments and contingencies (Details) - USD ($) $ in Millions		6 Months Ended
	Mar. 06, 2023	Jun. 30, 2024	Dec. 31, 2023
Other Disclosures [Line Items]
Contingent liabilities indemnities and other performance guarantees		$ 445.0	$ 435.0
Contingent liabilities incurred in relation to interests in joint ventures		0.0
Capital commitments		6,251.0	4,385.0
Contractual capital commitments		2,100.0	1,400.0
Bottom of range
Other Disclosures [Line Items]
Estimated incremental capital expenditures related to decarbonisation projects		5,000.0
Top of range
Other Disclosures [Line Items]
Estimated incremental capital expenditures related to decarbonisation projects		6,000.0
Rio Tinto Finance Usa Limited And Rio Tinto Finance Usa Plc | Contingent liabilities related to joint ventures
Other Disclosures [Line Items]
Contractual payments	$ 10.5
Joint ventures
Other Disclosures [Line Items]
Capital commitments		$ 154.0	$ 227.0